                               UNIVERSAL ANNUITY


                                 ANNUAL REPORT


                  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES


                               DECEMBER 31, 1995




                                     [LOGO]



                          THE TRAVELERS INSURANCE COMPANY
                                  ONE TOWER SQUARE
                            HARTFORD, CONNECTICUT 06183

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995


ASSETS:
 Investment in eligible funds at market value:
  Travelers Variable Products Funds, 19,951,136 shares (cost $290,142,297)..........  $353,947,210
  Templeton Variable Products Series Fund, 19,723,347 shares (cost $319,593,055)....   382,396,682
  Fidelity's Variable Insurance Products Fund, 28,496,176 shares (cost $518,298,280)   642,742,661
  Fidelity's Variable Insurance Products Fund II, 23,910,561 shares (cost
    $342,023,109)...................................................................   377,547,763
  Dreyfus Stock Index Fund, 3,828,671 shares (cost $56,911,523).....................    65,853,145
  American Odyssey Funds, Inc., 50,655,566 shares (cost $550,417,615) :                629,016,626
  Smith Barney/Travelers Series Fund Inc., 831,830 shares (cost $9,982,906).........    10,265,822
                                                                                      ------------
    Total Investments (cost $2,087,368,785).........................................                $2,461,769,909

 Receivables:
  Dividends.........................................................................                    32,749,653
  Purchase payments and transfers from other Travelers accounts.....................                     6,140,188
 Other assets.......................................................................                        11,292
                                                                                                    --------------
   Total Assets.....................................................................                 2,500,671,042
                                                                                                    --------------
LIABILITIES:
 Payable for contract surrenders and transfers to other Travelers accounts..........                       971,619
 Accrued liabilities................................................................                       485,047
                                                                                                    --------------
   Total Liabilities................................................................                     1,456,666
                                                                                                    --------------
NET ASSETS..........................................................................                $2,499,214,376
                                                                                                    ==============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995



INVESTMENT INCOME:
 Dividends................................................                $ 69,822,353

EXPENSES:
 Insurance charges........................................                  25,747,007
                                                                          ------------
   Net investment income..................................                  44,075,346
                                                                          ------------
REALIZED GAIN AND CHANGE IN UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Realized gain from investment transactions:
  Proceeds from investments sold..........................  $119,495,585
  Cost of investments sold................................    98,687,144
                                                            ------------
   Net realized gain......................................                  20,808,441
 Change in unrealized gain (loss) on investments:
  Unrealized loss at December 31, 1994....................    (8,676,019)
  Unrealized gain at December 31, 1995....................   374,401,124
                                                            ------------
   Net change in unrealized gain (loss) for the year......                 383,077,143
                                                                          ------------
    Net realized gain and change in unrealized gain (loss)                 403,885,584
                                                                          ------------
 Net increase in net assets resulting from operations.....                $447,960,930
                                                                          ============

                       See Notes to Financial Statements

                              THE TRAVELERS FUND U
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994



                                                                        1995            1994
                                                                        ----            ----
OPERATIONS:
 Net investment income...........................................  $   44,075,346  $   35,977,438
 Net realized gain from investment transactions..................      20,808,441       5,781,870
 Net change in unrealized gain (loss) on investments.............     383,077,143     (90,470,991)
                                                                   --------------  --------------
  Net increase (decrease) in net assets resulting from operations     447,960,930     (48,711,683)
                                                                   --------------  --------------
UNIT TRANSACTIONS:
 Participant purchase payments
  (applicable to 337,352,334 and 347,994,427 units, respectively)     452,028,311     427,701,738
 Participant transfers from other Travelers accounts
  (applicable to 304,664,477 and 502,271,333 units, respectively)     412,659,453     601,760,125
 Administrative and asset allocation charges
  (applicable to 7,055,084 and 5,180,119 units, respectively)....      (9,143,467)     (5,793,309)
 Contract surrenders
  (applicable to 61,767,394 and 33,835,413 units, respectively)..     (88,487,237)    (45,824,121)
 Participant transfers to other Travelers accounts
  (applicable to 244,445,899 and 186,102,321 units, respectively)    (339,344,437)   (243,643,400)
 Other payments to participants
  (applicable to 2,572,549 and 1,836,572 units, respectively)....      (3,565,280)     (2,362,947)
                                                                   --------------  --------------
  Net increase in net assets resulting from unit transactions....     424,147,343     731,838,086
                                                                   --------------  --------------
   Net increase in net assets....................................     872,108,273     683,126,403

NET ASSETS:
 Beginning of year...............................................   1,627,106,103     943,979,700
                                                                   --------------  --------------
 End of year.....................................................  $2,499,214,376  $1,627,106,103
                                                                   ==============  ==============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Fund U for Variable Annuities ("Fund U") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund U is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
The Travelers interest in the net assets of Fund U was $1,460,895 at December 31, 1995.

Participant purchase payments applied to Fund U are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1995, the eligible funds available under Fund U are: Managed Assets Trust; High Yield Bond Trust; Capital Appreciation Fund; U.S. Government Securities Portfolio, Social Awareness Stock Portfolio and Utilities Portfolio of The Travelers Series Trust; American Odyssey Core Equity Fund, American Odyssey Emerging Opportunities Fund, American Odyssey International Equity Fund, American Odyssey Long-Term Bond Fund, American Odyssey Intermediate-Term Bond Fund and American Odyssey Short-Term Bond Fund of American Odyssey Funds, Inc.; Alliance Growth Portfolio, G.T. Global Strategic Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Smith Barney/Travelers Series Fund Inc. (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund and Smith Barney/Travelers Series Fund Inc. which are incorporated under Maryland law.

The following is a summary of significant accounting policies consistently followed by Fund U in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

FEDERAL INCOME TAXES.  The operations of Fund U form a part of the total
operations of The Travelers and are not taxed separately.   The Travelers is
taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund U. Fund U is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

Purchases and sales of investments aggregated $560,019,875 and $119,495,585, respectively, for the year ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified-cost basis. The cost of investments in eligible funds was $2,087,368,785 at December 31, 1995. Gross unrealized appreciation for all investments at December 31, 1995 was $374,402,134. Gross unrealized depreciation for all investments at December 31, 1995 was $1,010.

3.  CONTRACT CHARGES

Insurance charges are paid to The Travelers for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 1.25% of the average net assets of Fund U on an annual basis. Additionally, for certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of The Travelers. Under this arrangement, Copeland provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. Copeland has currently agreed to waive 0.25% of this fee. These fees totaled $5,306,354 and $3,045,220, for the years ended December 31, 1995 and 1994, respectively.

No sales charge is deducted from participant purchase payments when they are received. However, The Travelers assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are stated prior to the deduction of $1,392,135 and $666,955 of contingent deferred sales charges for the years ended December 31, 1995 and 1994, respectively.

4.  NET ASSETS HELD BY AFFILIATE

Approximately $5,373,000 and $4,925,000 of the net assets of Fund U were held on behalf of an affiliate of The Travelers as of December 31, 1995 and 1994, respectively. Transactions with this affiliate during the years ended December 31, 1995 and 1994, comprised participant purchase payments of approximately $1,355,000 and $1,949,000 and contract surrenders of approximately $1,883,000 and $363,000, respectively.

5.  SUMMARY OF INVESTMENT OPTIONS


                                                                        NO. OF            MARKET
                                                                        SHARES             VALUE
                                                                     ----------       -------------
 TRAVELERS VARIABLE PRODUCTS FUNDS (14.4%)
  Managed Assets Trust (Cost $139,908,102)                           10,968,893      $  170,017,842
  High Yield Bond Trust (Cost $12,046,922)                            1,401,632          12,614,692
  Capital Appreciation Fund (Cost $94,239,227)                        3,646,148         120,979,175
  U.S. Government Securities Portfolio (Cost $25,265,522)             2,253,604          28,012,301
  Social Awareness Stock Portfolio (Cost $5,806,088)                    492,622           7,054,352
  Utilities Portfolio (Cost $12,876,436)                              1,188,237          15,268,848
                                                                     ----------      --------------
   Total (Cost $290,142,297)                                         19,951,136         353,947,210
                                                                     ----------      --------------
 TEMPLETON VARIABLE PRODUCTS SERIES FUND (15.5%)
  Templeton Bond Fund (Cost $12,699,065)                              1,108,307          13,166,690
  Templeton Stock Fund (Cost $167,117,050)                            9,748,957         203,168,254
  Templeton Asset Allocation Fund (Cost $139,776,940)                 8,866,083         166,061,738
                                                                     ----------      --------------
   Total (Cost $319,593,055)                                         19,723,347         382,396,682
                                                                     ----------      --------------
 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (26.1%)
  High Income Portfolio (Cost $47,162,532)                            4,213,796          50,776,244
  Growth Portfolio (Cost $280,543,594)                               12,491,938         364,764,601
  Equity-Income Portfolio (Cost $190,592,154)                        11,790,442         227,201,816
                                                                     ----------      --------------
   Total (Cost $518,298,280)                                         28,496,176         642,742,661
                                                                     ----------      --------------
 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (15.3%)
  Asset Manager Portfolio (Cost $342,023,109)
   Total (Cost $342,023,109)                                         23,910,561         377,547,763
                                                                     ----------      --------------
 DREYFUS STOCK INDEX FUND (2.7%)
   Total (Cost $56,911,523)                                           3,828,671          65,853,145
                                                                     ----------      --------------
 AMERICAN ODYSSEY FUNDS, INC. (25.6%)
  American Odyssey Core Equity Fund (Cost $143,739,163)              13,310,057         177,289,964
  American Odyssey Emerging Opportunities Fund (Cost $120,373,380)   10,089,352         151,542,072
  American Odyssey International Equity Fund (Cost $79,331,616)       6,979,145          88,495,559
  American Odyssey Long-Term Bond Fund (Cost $109,970,003)           10,761,200         113,315,437
  American Odyssey Intermediate-Term Bond Fund (Cost $71,629,767)     7,012,463          72,789,370
  American Odyssey Short-Term Bond Fund (Cost $25,373,686)            2,503,349          25,584,224
                                                                     ----------      --------------
   Total (Cost $550,417,615)                                         50,655,566         629,016,626
                                                                     ----------      --------------
 SMITH BARNEY/TRAVELERS SERIES FUND INC. (0.4%)
  Alliance Growth Portfolio (Cost $3,069,804)                           228,918           3,081,239
  G.T. Global Strategic Income Portfolio (Cost $180,457)                 16,913             183,843
  Smith Barney High Income Portfolio (Cost $146,935)                     13,356             148,119
  Smith Barney International Equity Portfolio (Cost $656,861)            62,688             669,505
  Smith Barney Income and Growth Portfolio (Cost $2,025,925)            166,257           2,138,064
  Putnam Diversified Income Portfolio (Cost $833,163)                    73,707             832,153
  MFS Total Return Portfolio (Cost $3,069,761)                          269,991           3,212,899
                                                                     ----------      --------------
   Total (Cost $9,982,906)                                              831,830          10,265,822
                                                                     ----------      --------------
 TOTAL INVESTMENT OPTIONS (100%)
   (COST $2,087,368,785)                                                             $2,461,769,909
                                                                                     ==============

6.  NET CONTRACT OWNERS' EQUITY

                                                              DECEMBER 31, 1995
                                                ----------------------------------------------
                                                ACCUMULATION  ANNUITY   UNIT         NET
                                                   UNITS       UNITS    VALUE       ASSETS
                                                   -----       -----    -----       ------
Managed Assets Trust
 Qualified....................................    57,020,314   64,995   $2.763    $  157,743,322
 Non-Qualified................................     4,113,975   27,182    2.975        12,317,046

High Yield Bond Trust
 Qualified....................................     4,592,111        -    2.472        11,351,620
 Non-Qualified................................       497,535   11,223    2.498         1,270,707

Capital Appreciation Fund
 Qualified....................................    45,978,768   22,479    2.396       110,223,695
 Non-Qualified................................     4,414,558   38,277    2.485        11,064,962

The Travelers Series Trust
 U.S. Government Securities Portfolio.........    21,338,806        -    1.321        28,184,457
 Social Awareness Stock Portfolio.............     4,840,885        -    1.461         7,071,541
 Utilities Portfolio..........................    11,917,700        -    1.284        15,301,065

Templeton Variable Products Series Fund
 Templeton Bond Fund..........................    10,527,233    9,202    1.250        13,166,550
 Templeton Stock Fund.........................   122,936,652   24,148    1.655       203,491,467
 Templeton Asset Allocation Fund..............   107,459,620    9,318    1.546       166,144,914

Fidelity's Variable Insurance Products Fund
 High Income Portfolio........................    32,600,537   34,153    1.568        51,166,462
 Growth Portfolio.............................   229,177,825  121,107    1.594       365,418,744
 Equity-Income Portfolio......................   153,461,509   81,176    1.484       227,776,532

Fidelity's Variable Insurance Products Fund II
 Asset Manager Portfolio......................   270,795,019  211,798    1.394       377,683,715

Dreyfus Stock Index Fund......................    43,246,729        -    1.546        66,841,057

American Odyssey Funds, Inc.
 American Odyssey Core Equity Fund............   137,330,147        -    1.354       185,983,144
 American Odyssey Emerging Opportunities Fund.   103,815,434    8,748    1.526       158,436,688
 American Odyssey International Equity Fund...    70,364,454        -    1.274        89,664,702
 American Odyssey Long-Term Bond Fund.........   101,376,422        -    1.221       123,771,354
 American Odyssey Intermediate-Term Bond Fund.    68,877,506        -    1.128        77,674,318
 American Odyssey Short-Term Bond Fund........    24,416,215        -    1.102        26,893,408

Smith Barney/Travelers Series Fund Inc.
 Alliance Growth Portfolio....................     2,498,303        -    1.284         3,206,664
 G.T. Global Strategic Income Portfolio.......       161,842        -    1.195           193,433
 Smith Barney High Income Portfolio...........       137,755        -    1.124           154,765
 Smith Barney International Equity Portfolio..       592,682        -    1.137           673,921
 Smith Barney Income and Growth Portfolio.....     1,747,342        -    1.246         2,176,413
 Putnam Diversified Income Portfolio..........       774,330        -    1.128           873,469
 MFS Total Return Portfolio...................     2,733,609        -    1.205         3,294,241
                                                                                  --------------
Net Contract Owners' Equity...................................................    $2,499,214,376
                                                                                  ==============

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994




                                                                                                                  CAPITAL
                                                     MANAGED ASSETS TRUST      HIGH YIELD BOND TRUST         APPRECIATION FUND
                                                  --------------------------  ------------------------   -------------------------
                                                      1995          1994         1995          1994         1995          1994
                                                      ----          ----         ----          ----         ----          ----
INVESTMENT INCOME:
Dividends.......................................  $  7,184,513  $ 11,797,895  $   941,371   $   908,267  $    538,024  $   358,325
                                                  ------------  ------------  -----------   -----------  ------------  -----------
EXPENSES:
Insurance charges...............................     1,930,851     1,838,017      153,284       152,609     1,245,525      874,820
                                                  ------------  ------------  -----------   -----------  ------------  -----------
  Net investment income (loss)..................     5,253,662     9,959,878      788,087       755,658      (707,501)    (516,495)
                                                  ------------  ------------  -----------   -----------  ------------  -----------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
 Proceeds from investments sold.................    11,838,891    17,256,950    2,341,036     2,915,483    13,097,985    9,689,951
 Cost of investments sold.......................     9,792,813    15,400,891    2,295,750     2,839,358     9,274,345    7,636,698
                                                  ------------  ------------  -----------   -----------  ------------  -----------
  Net realized gain (loss)......................     2,046,078     1,856,059       45,286        76,125     3,823,640    2,053,253
                                                  ------------  ------------  -----------   -----------  ------------  -----------
Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of year.......     2,677,803    19,765,458     (190,385)      976,104     1,236,789    6,901,611
 Unrealized gain (loss) end of year.............    30,109,740     2,677,803      567,770      (190,385)   26,739,948    1,236,789
                                                  ------------  ------------  -----------   -----------  ------------  -----------
  Net change in unrealized gain (loss) for
    the year....................................    27,431,937   (17,087,655)     758,155    (1,166,489)   25,503,159   (5,664,822)
                                                  ------------  ------------  -----------   -----------  ------------  -----------
Net increase (decrease) in net assets
  resulting from operations.....................    34,731,677    (5,271,718)   1,591,528      (334,706)   28,619,298   (4,128,064)
                                                  ------------  ------------  -----------   -----------  ------------  -----------
UNIT TRANSACTIONS:
Participant purchase payments...................    12,725,731    16,108,507    1,152,461     1,293,542    17,519,986   18,411,998
Participant transfers from other Travelers
  accounts......................................     4,507,153     6,051,512    1,788,890     1,967,398    29,112,536   30,791,524
Administrative and asset allocation charges.....      (219,268)     (237,574)     (18,625)      (20,252)     (160,042)    (137,533)
Contract surrenders.............................   (10,393,810)   (9,072,855)  (1,033,566)   (1,210,352)   (3,638,067)  (2,976,142)
Participant transfers to other Travelers
  accounts......................................   (10,950,505)  (23,379,919)  (2,329,135)   (2,784,688)  (28,049,805) (26,099,388)
Other payments to participants..................      (200,724)     (262,973)     (11,747)      (40,146)     (222,415)     (67,334)
                                                  ------------  ------------  -----------   -----------  ------------  -----------
  Net increase (decrease) in net assets
    resulting from unit transactions............    (4,531,423)  (10,793,302)    (451,722)     (794,498)   14,562,193   19,923,125
                                                  ------------  ------------  -----------   -----------  ------------  -----------
   Net increase (decrease) in net assets........    30,200,254   (16,065,020)   1,139,806    (1,129,204)   43,181,491   15,795,061

NET ASSETS:
  Beginning of year.............................   139,860,114   155,925,134   11,482,521    12,611,725    78,107,166   62,312,105
                                                  ------------  ------------  -----------   -----------  ------------  -----------
  End of year...................................  $170,060,368  $139,860,114  $12,622,327   $11,482,521  $121,288,657  $78,107,166
                                                  ============  ============  ===========   ===========  ============  ===========

     U.S. GOVERNMENT             SOCIAL AWARENESS
  SECURITIES PORTFOLIO           STOCK PORTFOLIO          UTILITIES PORTFOLIO        TEMPLETON BOND FUND
-------------------------    -----------------------   ------------------------   -------------------------
   1995            1994         1995          1994         1995         1994         1995          1994
   ----            ----         ----          ----         ----         ----         ----          ----
$ 1,398,521   $    947,128   $  119,821   $   87,669   $   150,434   $        -   $   554,133   $   625,209
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------

    325,837        318,691       74,063       45,194       130,215       42,161       153,608       133,981
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
  1,072,684        628,437       45,758       42,475        20,219     (42,161)       400,525       491,228
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------

  7,588,890      6,627,937    1,013,467      768,125     2,361,428    1,913,029     1,764,933     2,096,128
  7,393,404      6,550,850      808,197      677,069     2,102,248    1,895,166     1,785,361     2,193,743
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
    195,486         77,087      205,270       91,056       259,180       17,863       (20,428)      (97,615)
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
 (1,427,050)     1,147,389      (63,248)     208,441        52,210            -      (698,498)      359,548
  2,746,779     (1,427,050)   1,248,264      (63,248)    2,392,412       52,210       467,625      (698,498)
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
  4,173,829     (2,574,439)   1,311,512     (271,689)    2,340,202       52,210     1,166,123    (1,058,046)
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
  5,441,999     (1,868,915)   1,562,540     (138,158)    2,619,601       27,912     1,546,220      (664,433)
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------

  1,592,087      6,745,869    1,519,956      929,015     2,973,322    2,324,950     1,739,161     3,392,436
  5,497,597      6,392,347    1,501,420      863,341     9,184,581    6,101,993     1,789,574     3,673,260
    (31,716)       (33,644)     (12,158)      (9,227)      (14,379)      (5,145)      (14,121)      (13,693)
 (1,864,732)    (2,155,692)     (79,490)     (66,269)     (183,673)     (56,197)     (450,326)     (294,123)
 (6,668,246)   (10,024,208)  (1,298,335)  (1,066,309)   (5,017,497)  (2,612,177)   (2,647,625)   (4,267,516)
   (180,911)      (189,210)      (2,013)           -       (32,215)     (10,011)      (11,299)       (4,036)
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
 (1,655,921)       735,462    1,629,380      650,551     6,910,139    5,743,413       405,364     2,486,328
-----------   ------------   ----------   ----------   -----------   ---------    -----------   -----------
  3,786,078     (1,133,453)   3,191,920      512,393     9,529,740    5,771,325     1,951,584     1,821,895
 24,398,379     25,531,832    3,879,621    3,367,228     5,771,325            -    11,214,966     9,393,071
-----------   ------------   ----------   ----------   -----------   ----------   -----------   -----------
$28,184,457   $ 24,398,379   $7,071,541   $3,879,621   $15,301,065   $5,771,325   $13,166,550   $11,214,966
===========   ============   ==========   ==========   ===========   ==========   ===========   ===========

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)




                                                                                   TEMPLETON ASSET             FIDELITY'S HIGH
                                                    TEMPLETON STOCK FUND          ALLOCATION FUND             INCOME PORTFOLIO
                                                 --------------------------  --------------------------  --------------------------
                                                     1995          1994          1995          1994          1995          1994
                                                     ----          ----          ----          -----         ----          ----
INVESTMENT INCOME:
Dividends......................................  $  2,523,957  $    944,994  $  3,447,327  $  2,082,812  $  2,457,673  $  2,410,696
                                                 ------------  ------------  ------------  ------------  ------------  ------------
EXPENSES:
Insurance charges..............................     2,112,407     1,306,677     1,847,180     1,398,064       532,559       359,644
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net investment income (loss).................       411,550      (361,683)    1,600,147       684,748     1,925,114     2,051,052
                                                 ------------  ------------  ------------  ------------  ------------  ------------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
 Proceeds from investments sold................     4,184,428     4,887,673     8,767,048     1,531,028     4,968,874     7,810,635
 Cost of investments sold......................     2,939,726     3,777,878     7,005,322     1,234,719     4,751,441     7,586,042
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net realized gain (loss).....................     1,244,702     1,109,795     1,761,726       296,309       217,433       224,593
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of year......     2,277,411     8,478,654     1,519,117     7,840,073    (1,388,217)    1,749,503
 Unrealized gain (loss) end of year............    36,051,204     2,277,411    26,284,798     1,519,117     3,613,712    (1,388,217)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net change in unrealized gain (loss)
     for the year..............................    33,773,793    (6,201,243)   24,765,681    (6,320,956)    5,001,929    (3,137,720)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
  resulting from operations....................    35,430,045    (5,453,131)   28,127,554    (5,339,899)    7,144,476      (862,075)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
UNIT TRANSACTIONS:
Participant purchase payments..................    38,462,831    39,232,523    23,642,833    42,047,835    10,516,308     9,491,538
Participant transfers from other
  Travelers accounts...........................    28,718,119    70,703,053     9,637,424    45,091,664    14,386,232    17,854,012
Administrative and asset allocation charges....      (293,673)     (199,800)     (193,759)     (166,499)      (60,830)      (48,036)
Contract surrenders............................    (5,514,830)   (2,290,591)   (7,577,118)   (2,870,674)   (1,665,013)     (864,220)
Participant transfers to other Travelers
  accounts.....................................   (28,862,332)  (26,870,976)  (19,254,099)  (15,669,794)  (12,931,444)  (14,826,130)
Other payments to participants.................      (203,056)     (111,447)     (330,255)     (174,731)     (201,683)     (297,022)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets
    resulting from unit transactions...........    32,307,059    80,462,762     5,925,026    68,257,801    10,043,570    11,310,142
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Net increase (decrease) in net assets.......    67,737,104    75,009,631    34,052,580    62,917,902    17,188,046    10,448,067

NET ASSETS:
  Beginning of year............................   135,754,363    60,744,732   132,092,334    69,174,432    33,978,416    23,530,349
                                                 ------------  ------------  ------------  ------------  ------------  ------------
  End of year..................................  $203,491,467  $135,754,363  $166,144,914  $132,092,334  $ 51,166,462  $ 33,978,416
                                                 ============  ============  ============  ============  ============  ============

        FIDELITY'S             FIDELITY'S EQUITY-           FIDELITY'S ASSET            DREYFUS STOCK
     GROWTH PORTFOLIO           INCOME PORTFOLIO           MANAGER PORTFOLIO              INDEX FUND
--------------------------  -------------------------  --------------------------  ------------------------
    1995          1994          1995         1994          1995          1994         1995         1994
    ----          ----          ----         ----          ----          ----         ----         ----
$  1,191,787  $  7,980,052  $  8,589,857  $ 2,272,534  $  7,188,187  $ 11,642,403  $ 1,629,405  $   967,727
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------


   3,684,287     2,076,224     1,935,998      584,739     4,490,031     3,776,729      627,250      414,165
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------
  (2,492,500)    5,903,828     6,653,859    1,687,795     2,698,156     7,865,674    1,002,155      553,562
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------



   8,250,207       536,929     3,334,273       63,435    31,499,795     1,082,303    2,234,634    3,142,570
   5,394,373       479,211     2,893,003       66,022    27,445,980       950,713    2,199,090    3,550,672
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------
   2,855,834        57,718       441,270       (2,587)    4,053,815       131,590       35,544     (408,102)
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------

   7,539,489    13,687,213       313,667      104,352    (9,997,449)   20,934,353   (4,598,353)  (4,368,729)
  84,221,007     7,539,489    36,609,662      313,667    35,524,654    (9,997,449)   8,941,622   (4,598,353)
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------
  76,681,518    (6,147,724)   36,295,995      209,315    45,522,103   (30,931,802)  13,539,975     (229,624)
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------

  77,044,852      (186,178)   43,391,124    1,894,523    52,274,074   (22,934,538)  14,577,674      (84,164)
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------


  68,178,034    59,359,898    51,490,745   23,978,386    59,550,456   101,058,500   11,429,071    9,301,654
  70,935,405    60,520,647    77,738,161   58,461,159    15,094,558    99,669,238   14,735,957    5,962,556
    (562,812)     (398,535)     (299,927)     (94,158)     (621,271)     (601,917)     (93,721)     (72,647)
 (14,480,130)   (5,309,379)   (4,785,609)  (1,231,613)  (16,635,725)   (9,663,263)  (1,652,874)  (1,100,500)
 (45,533,842)  (25,808,607)  (27,115,781)  (9,413,073)  (71,870,374)  (37,372,036)  (8,263,626)  (8,460,165)
    (324,795)     (267,912)     (327,225)     (17,389)     (920,794)     (635,352)     (47,582)    (157,002)
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------

  78,211,860    88,096,112    96,700,364   71,683,312   (15,403,150)  152,455,170   16,107,225    5,473,896
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------

 155,256,712    87,909,934   140,091,488   73,577,835    36,870,924   129,520,632   30,684,899    5,389,732


 210,162,032   122,252,098    87,685,044   14,107,209   340,812,791   211,292,159   36,156,158   30,766,426
------------  ------------  ------------  -----------  ------------  ------------  -----------  -----------

$365,418,744  $210,162,032  $227,776,532  $87,685,044  $377,683,715  $340,812,791  $66,841,057  $36,156,158
============  ============  ============  ===========  ============  ============  ===========  ===========

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)




                                                                            AMERICAN ODYSSEY
                                                 AMERICAN ODYSSEY        EMERGING OPPORTUNITIES          AMERICAN ODYSSEY
                                                 CORE EQUITY FUND                 FUND              INTERNATIONAL EQUITY FUND
                                             -------------------------  -------------------------  ----------------------------
                                                 1995         1994          1995         1994          1995           1994
                                                 ----         ----          ----         ----          ----           ----
INVESTMENT INCOME:
Dividends..................................  $  8,238,273  $ 1,600,417  $  6,411,590  $ 1,137,975  $   864,640  $ 1,758,846
                                             ------------  -----------  ------------  -----------  -----------  -----------
EXPENSES:
Insurance charges..........................     1,766,994      872,511     1,561,867      700,451      855,328      457,980
                                             ------------  -----------  ------------  -----------  -----------  -----------
  Net investment income (loss).............     6,471,279      727,906     4,849,723      437,524        9,312    1,300,866
                                             ------------  -----------  ------------  -----------  -----------  -----------
REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment
  transactions:
 Proceeds from investments sold............     2,554,698       51,333     7,612,195    1,279,750      798,713      675,821
 Cost of investments sold..................     1,929,933       50,337     4,943,095    1,073,345      697,051      582,141
                                             ------------  -----------  ------------  -----------  -----------  -----------
  Net realized gain (loss).................       624,765          996     2,669,100      206,405      101,662       93,680
                                             ------------  -----------  ------------  -----------  -----------  -----------
Change in unrealized gain (loss)
  on investments:
 Unrealized gain (loss) beginning of year..    (2,790,941)     156,938     7,749,282    2,448,079   (1,757,196)   2,674,845
 Unrealized gain (loss) end of year........    33,550,801   (2,790,941)   31,168,692    7,749,282    9,163,943   (1,757,196)
                                             ------------  -----------  ------------  -----------  -----------  -----------
  Net change in unrealized gain (loss)
    for the year...........................    36,341,742   (2,947,879)   23,419,410    5,301,203   10,921,139   (4,432,041)
                                             ------------  -----------  ------------  -----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations................    43,437,786   (2,218,977)   30,938,233    5,945,132    11,032,113   (3,037,495)
                                             ------------  -----------  ------------  -----------  -----------  -----------
UNIT TRANSACTIONS:
Participant purchase payments..............    38,103,304   25,149,323    36,860,517   20,528,669   21,452,760   14,428,964
Participant transfers from other
  Travelers accounts.......................    25,706,834   48,123,620    34,699,760   41,201,751   18,271,289   28,811,508
Administrative and asset allocation charges    (1,853,178)  (1,028,088)   (1,498,327)    (807,375)    (856,676)    (506,764)
Contract surrenders........................    (5,219,198)  (1,734,704)   (4,131,758)  (1,348,510)  (2,246,977)    (884,711)
Participant transfers to other
  Travelers accounts.......................   (13,084,927)  (6,791,621)  (24,587,291)  (8,362,877)  (9,015,509)  (7,736,620)
Other payments to participants.............      (153,977)     (48,880)     (119,071)     (21,881)     (37,631)      (9,112)
                                             ------------  -----------  ------------  -----------  -----------  -----------
  Net increase (decrease) in net
    assets resulting from unit
    transactions...........................    43,498,858   63,669,650    41,223,830   51,189,777   27,567,256   34,103,265
                                             ------------  -----------  ------------  -----------  -----------  -----------
   Net increase (decrease) in net assets...    86,936,644   61,450,673    72,162,063   57,134,909   38,599,369   31,065,770
NET ASSETS:
  Beginning of year........................    99,046,500   37,595,827    86,274,625   29,139,716   51,065,333   19,999,563
                                             ------------  -----------  ------------  -----------  -----------  -----------
  End of year..............................  $185,983,144  $99,046,500  $158,436,688  $86,274,625  $89,664,702  $51,065,333
                                             ============  ===========  ============  ===========  ===========  ===========

                               AMERICAN ODYSSEY
    AMERICAN ODYSSEY          INTERMEDIATE-TERM          AMERICAN ODYSSEY
   LONG-TERM BOND FUND            BOND FUND            SHORT-TERM BOND FUND     ALLIANCE GROWTH PORTFOLIO
-------------------------  ------------------------  ------------------------   -------------------------
    1995         1994         1995         1994         1995         1994          1995           1994
------------  -----------  -----------  -----------  -----------  -----------   -----------    -----------
$ 10,146,574  $ 2,487,367  $ 4,715,639  $ 1,887,104  $ 1,279,091  $   661,843   $     87,142   $         -
------------  -----------  -----------  -----------  -----------  -----------   -------------  -----------

   1,208,202      615,088      786,831      446,612      279,815      167,468         14,572             -
------------  -----------  -----------  -----------  -----------  -----------   ------------
   8,938,372    1,872,279    3,928,808    1,440,492      999,276      494,375         72,570             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------

     472,042       54,554      398,026      111,706    1,331,127      465,840        735,184             -
     444,741       57,696      385,152      111,618    1,307,471      465,141        624,113             -
------------  -----------  -----------  -----------  -----------  -----------   ------------
      27,301       (3,142)      12,874           88       23,656          699        111,071             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------

  (5,640,279)  (1,103,433)  (2,767,442)     (94,877)    (722,729)     (70,550)             -             -
   3,345,434   (5,640,279)   1,159,603   (2,767,442)     210,538     (722,729)        11,435             -
------------  -----------  -----------  -----------  -----------  -----------   ------------
   8,985,713   (4,536,846)   3,927,045   (2,672,565)     933,267     (652,179)        11,435             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------

  17,951,386   (2,667,709)   7,868,727   (1,231,985)   1,956,199     (157,105)       195,076             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------

  27,882,120   18,654,620   16,057,224   11,886,853    4,746,886    3,376,658      1,616,779             -
  18,946,902   35,228,874   13,190,448   24,768,105    7,974,101    9,522,563      2,517,025             -
  (1,299,849)    (747,449)    (789,474)    (499,007)    (241,333)    (165,966)        (3,040)            -
  (3,350,110)  (1,137,829)  (2,469,286)  (1,030,466)  (1,059,269)    (526,031)       (27,840)            -
  (7,859,175)  (5,329,266)  (6,139,322)  (4,080,359)  (4,153,623)  (2,687,671)    (1,091,336)            -
    (107,392)     (18,691)     (83,945)     (17,982)     (46,550)     (11,836)             -             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------
  34,212,496   46,650,259   19,765,645   31,027,144    7,220,212    9,507,717      3,011,588             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------
  52,163,882   43,982,550   27,634,372   29,795,159    9,176,411    9,350,612      3,206,664             -

  71,607,472   27,624,922   50,039,946   20,244,787   17,716,997    8,366,385              -             -
------------  -----------  -----------  -----------  -----------  -----------   ------------   -----------
$123,771,354  $71,607,472  $77,674,318  $50,039,946  $26,893,408  $17,716,997   $  3,206,664   $         -
============  ===========  ===========  ===========  ===========  ===========   ============   ===========

7.  SCHEDULE OF FUND U OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)


                                                                                                                SMITH BARNEY
                                                    G.T. GLOBAL STRATEGIC           SMITH BARNEY            INTERNATIONAL EQUITY
                                                       INCOME PORTFOLIO        HIGH INCOME PORTFOLIO              PORTFOLIO
                                                    ----------------------     ----------------------      -----------------------
                                                        1995       1994          1995         1994           1995          1994
                                                        ----       ----          ----         ----           ----          ----
INVESTMENT INCOME:
Dividends..........................................  $  6,685    $       -     $   6,627    $       -      $      758    $       -
                                                     --------    ---------     ---------    ---------      ----------    ---------
EXPENSES:
Insurance charges..................................     1,042            -           798            -           3,528            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
  Net investment income (loss).....................     5,643            -         5,829            -          (2,770)           -
                                                     --------    ---------     ---------    ---------      ----------    ---------
REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
 Proceeds from investments sold....................    94,529            -       228,159            -         737,524            -
 Cost of investments sold..........................    88,691            -       227,132            -         716,941            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
  Net realized gain (loss).........................     5,838            -         1,027            -          20,583            -
                                                     --------    ---------     --------  -  ---------      ----------    ---------
Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of year..........         -            -             -            -               -            -
 Unrealized gain (loss) end of year................     3,386            -         1,184            -          12,644            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
  Net change in unrealized gain (loss) for the year     3,386            -         1,184            -          12,644            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
Net increase (decrease) in net assets
  resulting from operations........................    14,867            -         8,040            -          30,457            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
UNIT TRANSACTIONS:
Participant purchase payments......................    53,544            -       123,596            -         248,413            -
Participant transfers from other Travelers accounts   229,702            -       263,996            -       1,207,815            -
Administrative and asset allocation charges........      (234)           -          (156)           -            (921)           -
Contract surrenders................................    (5,779)           -          (729)           -          (1,611)           -
Participant transfers to other Travelers accounts..   (98,667)           -      (239,982)           -        (810,232)           -
Other payments to participants.....................         -            -             -            -               -            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
  Net increase (decrease) in net assets resulting
   from unit transactions..........................   178,566            -       146,725            -         643,464            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
   Net increase (decrease) in net assets...........   193,433            -       154,765            -         673,921            -

NET ASSETS:
  Beginning of year................................         -            -             -            -               -            -
                                                     --------    ---------     ---------    ---------      ----------    ---------
  End of year......................................  $193,433    $       -     $ 154,765    $       -      $  673,921    $       -
                                                     ========    =========     =========    =========      ==========    =========

        SMITH BARNEY          PUTNAM DIVERSIFIED
INCOME AND GROWTH PORTFOLIO    INCOME PORTFOLIO    MFS TOTAL RETURN PORTFOLIO              COMBINED
---------------------------  --------------------  --------------------------  ------------------------------
    1995         1994          1995       1994         1995         1994            1995             1994
    ----         ----          ----       ----         ----         ----            ----             ----
$   36,534  $             -  $  38,421  $       -  $   75,369  $            -  $   69,822,353  $   52,559,263
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
     8,818                -      3,893          -      12,224               -      25,747,007      16,581,825
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
    27,716                -     34,528          -      63,145               -      44,075,346      35,977,438
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------

   808,019                -    437,525          -      41,955               -     119,495,585      62,961,180
   774,305                -    429,667          -      37,799               -      98,687,144      57,179,310
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
    33,714                -      7,858          -       4,156               -      20,808,441       5,781,870
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
         -                -          -          -           -               -      (8,676,019)     81,794,972
   112,139                -     (1,010)         -     143,138               -     374,401,124      (8,676,019)
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
   112,139                -     (1,010)         -     143,138               -     383,077,143     (90,470,991)
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
   173,569                -     41,376          -     210,439               -     447,960,930     (48,711,683)
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------

   685,912                -    526,594          -   1,177,680               -     452,028,311     427,701,738
 2,243,499                -    774,514          -   2,005,961               -     412,659,453     601,760,125
    (1,255)               -      (762)          -      (1,960)              -      (9,143,467)     (5,793,309)
   (15,712)               -    (1,244)          -      (2,761)              -     (88,487,237)    (45,824,121)
  (909,600)               -  (467,009)          -     (95,118)              -    (339,344,437)   (243,643,400)
         -                -          -          -           -               -      (3,565,280)     (2,362,947)
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
 2,002,844                -    832,093          -   3,083,802               -     424,147,343     731,838,086
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
 2,176,413                -    873,469          -   3,294,241               -     872,108,273     683,126,403

         -                -          -          -           -               -   1,627,106,103     943,979,700
----------  ---------------  ---------  ---------  ----------  --------------  --------------  --------------
$2,176,413  $             -  $ 873,469  $       -  $3,294,241  $            -  $2,499,214,376  $1,627,106,103
==========  ===============  =========  =========  ==========  ==============  ==============  ==============

8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994

                                               MANAGED ASSETS TRUST       HIGH YIELD BOND TRUST      CAPITAL APPRECIATION FUND
                                            --------------------------  --------------------------  ----------------------------
                                                1995          1994          1995          1994          1995           1994
                                                ----          ----          ----          ----          ----           ----
Accumulation and annuity units
 beginning of year........................    63,168,528    68,027,761     5,293,204     5,668,742     43,765,022     32,827,520
Accumulation units purchased and
 transferred from other Travelers accounts     6,804,157     9,829,134     1,254,645     1,483,985     21,692,792     26,936,524
Accumulation units redeemed and
 transferred to other Travelers accounts..    (8,739,735)  (14,680,729)   (1,446,258)   (1,858,672)   (14,999,326)   (15,994,317)
Annuity units.............................        (6,484)       (7,638)         (722)         (851)        (4,406)        (4,705)
                                            ------------  ------------  ------------  ------------  -------------  -------------
Accumulation and annuity units
 end of year..............................    61,226,466    63,168,528     5,100,869     5,293,204     50,454,082     43,765,022
                                            ============  ============  ============  ============  =============  =============

                                                 U.S. GOVERNMENT             SOCIAL AWARENESS
                                               SECURITIES PORTFOLIO          STOCK PORTFOLIO            UTILITIES PORTFOLIO
                                            --------------------------  --------------------------  ----------------------------
                                                1995          1994          1995          1994          1995           1994
                                                ----          ----          ----          ----          ----           ----
Accumulation and annuity units
 beginning of year........................    22,709,043    22,142,424     3,498,916     2,920,464      5,739,775              -
Accumulation units purchased and
 transferred from other Travelers accounts     5,969,324    11,851,220     2,357,639     1,580,346     10,825,283      8,412,648
Accumulation units redeemed and
 transferred to other Travelers accounts..    (7,339,561)  (11,284,601)   (1,015,670)   (1,001,894)    (4,647,358)    (2,672,873)
Annuity units.............................             -             -             -             -              -              -
                                            ------------  ------------  ------------  ------------  -------------  -------------
Accumulation and annuity units
 end of year..............................    21,338,806    22,709,043     4,840,885     3,498,916     11,917,700      5,739,775
                                            ============  ============  ============  ============  =============  =============

                                                                                                          TEMPLETON ASSET
                                               TEMPLETON BOND FUND         TEMPLETON STOCK FUND           ALLOCATION FUND
                                            --------------------------  --------------------------  ----------------------------
                                                1995          1994          1995          1994          1995           1994
                                                ----          ----          ----          ----          ----           ----
Accumulation and annuity units
 beginning of year........................    10,185,995     8,013,975   101,461,716    43,847,436    103,406,989     51,892,645
Accumulation units purchased and
 transferred from other Travelers accounts     2,985,095     6,253,420    44,948,066    79,071,044     23,794,549     65,958,367
Accumulation units redeemed and
 transferred to other Travelers accounts..    (2,633,968)   (4,080,815)  (23,447,028)  (21,455,245)   (19,731,907)   (14,443,661)
Annuity units.............................          (687)         (585)       (1,954)       (1,519)          (693)          (362)
                                            ------------  ------------  ------------  ------------  -------------  -------------
Accumulation and annuity units
 end of year..............................    10,536,435    10,185,995   122,960,800   101,461,716    107,468,938    103,406,989
                                            ============  ============  ============  ============  =============  =============

                                                 FIDELITY'S HIGH            FIDELITY'S GROWTH            FIDELITY'S EQUITY
                                                 INCOME PORTFOLIO               PORTFOLIO                 INCOME PORTFOLIO
                                            --------------------------  --------------------------  ----------------------------
                                                1995          1994          1995          1994          1995           1994
                                                ----          ----          ----          ----          ----           ----
Accumulation and annuity units
 beginning of year........................    25,813,287    17,380,805   176,304,261   101,260,373     78,856,048     13,414,425
Accumulation units purchased and
 transferred from other Travelers accounts    16,940,763    20,326,066    94,357,102   102,249,321     99,568,686     75,280,518
Accumulation units redeemed and
 transferred to other Travelers accounts..   (10,116,608)  (11,891,324)  (41,359,028)  (27,204,765)   (24,872,561)    (9,833,706)
Annuity units.............................        (2,752)       (2,260)       (3,403)         (668)        (9,488)        (5,189)
                                            ------------  ------------  ------------  ------------  -------------  -------------
Accumulation and annuity units
 end of year..............................    32,634,690    25,813,287   229,298,932   176,304,261    153,542,685     78,856,048
                                            ============  ============  ============  ============  =============  =============

8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)

                                                 FIDELITY'S ASSET              DREYFUS STOCK                AMERICAN ODYSSEY
                                                MANAGER PORTFOLIO                INDEX FUND                 CORE EQUITY FUND
                                            --------------------------  ----------------------------  ----------------------------
                                                1995          1994          1995           1994           1995           1994
                                                ----          ----          ----           ----           ----           ----
Accumulation and annuity units
 beginning of year........................   282,474,420   162,412,958     31,599,969     26,788,975    100,081,556     37,136,233
Accumulation units purchased and
 transferred from other Travelers accounts    58,634,743   158,768,309     19,084,473     13,394,123     54,332,583     72,443,145
Accumulation units redeemed and
 transferred to other Travelers accounts..   (70,087,353)  (38,691,316)    (7,437,713)    (8,583,129)   (17,083,992)    (9,497,822)
Annuity units.............................       (14,993)      (15,531)             -              -              -              -
                                            ------------  ------------  -------------  -------------  -------------  -------------
Accumulation and annuity units
 end of year..............................   271,006,817   282,474,420     43,246,729     31,599,969    137,330,147    100,081,556
                                            ============  ============  =============  =============  =============  =============


                                                 AMERICAN ODYSSEY
                                              EMERGING OPPORTUNITIES          AMERICAN ODYSSEY              AMERICAN ODYSSEY
                                                       FUND              INTERNATIONAL EQUITY FUND        LONG-TERM BOND FUND
                                            --------------------------  ----------------------------  ----------------------------
                                                1995          1994          1995           1994           1995           1994
                                                ----          ----          ----           ----           ----           ----
Accumulation and annuity units
 beginning of year........................    73,837,797    27,011,473     47,095,715     16,943,798     70,927,733     25,466,509
Accumulation units purchased and
 transferred from other Travelers accounts    51,700,251    56,410,964     33,740,404     38,245,426     41,680,825     52,554,483
Accumulation units redeemed and
 transferred to other Travelers accounts..   (21,710,744)   (9,584,640)   (10,471,665)    (8,093,509)   (11,232,136)    (7,093,259)
Annuity units.............................        (3,122)            -              -              -              -              -
                                            ------------  ------------  -------------  -------------  -------------  -------------
Accumulation and annuity units
 end of year..............................   103,824,182    73,837,797     70,364,454     47,095,715    101,376,422     70,927,733
                                            ============  ============  =============  =============  =============  =============


                                                AMERICAN ODYSSEY
                                                INTERMEDIATE-TERM            AMERICAN ODYSSEY
                                                    BOND FUND              SHORT-TERM BOND FUND       ALLIANCE GROWTH PORTFOLIO
                                            --------------------------  ----------------------------  ----------------------------
                                                1995          1994          1995           1994           1995           1994
                                                ----          ----          ----           ----           ----           ----
Accumulation and annuity units
 beginning of year........................    50,402,986    19,564,524     17,610,778      8,201,363              -              -
Accumulation units purchased and
 transferred from other Travelers accounts    27,369,748    36,451,352     11,996,257     12,765,365      3,402,780              -
Accumulation units redeemed and
 transferred to other Travelers accounts..    (8,895,228)   (5,612,890)    (5,190,820)    (3,355,950)      (904,477)             -
Annuity units.............................             -             -              -              -              -              -
                                            ------------  ------------  -------------  -------------  -------------  -------------
Accumulation and annuity units
 end of year..............................    68,877,506    50,402,986     24,416,215     17,610,778      2,498,303              -
                                            ============  ============  =============  =============  =============  =============

                                              G.T. GLOBAL STRATEGIC             SMITH BARNEY           SMITH BARNEY INTERNATIONAL
                                                 INCOME PORTFOLIO          HIGH INCOME PORTFOLIO            EQUITY PORTFOLIO
                                            --------------------------  ----------------------------  ----------------------------
                                                1995          1994          1995           1994           1995           1994
                                                ----          ----          ----           ----           ----           ----
Accumulation and annuity units
 beginning of year........................             -             -              -              -              -              -
Accumulation units purchased and
 transferred from other Travelers accounts       254,272             -        367,626              -      1,334,884              -
Accumulation units redeemed and
 transferred to other Travelers accounts..       (92,430)            -       (229,871)             -       (742,202)             -
Annuity units.............................             -             -              -              -              -              -
                                            ------------  ------------  -------------  -------------  -------------  -------------
Accumulation and annuity units
 end of year..............................       161,842             -        137,755              -        592,682              -
                                            ============  ============  =============  =============  =============  =============

8.  SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND U
    FOR THE YEARS ENDED DECEMBER 31, 1995 AND 1994 (CONTINUED)

                                             SMITH BARNEY INCOME     PUTNAM DIVERSIFIED
                                             AND GROWTH PORTFOLIO     INCOME PORTFOLIO     MFS TOTAL RETURN PORTFOLIO
                                            ----------------------  --------------------  ----------------------------
                                               1995        1994       1995       1994         1995           1994
                                            ----------  ----------  ---------  ---------  -------------  -------------
Accumulation and annuity units
 beginning of year........................           -           -          -          -              -              -
Accumulation units purchased and
 transferred from other Travelers accounts   2,586,551           -  1,210,571          -      2,822,742              -
Accumulation units redeemed and
 transferred to other Travelers accounts..    (839,209)          -   (436,241)         -        (89,133)             -
Annuity units.............................           -           -          -          -              -              -
                                            ----------  ----------  ---------  ---------  -------------  -------------
Accumulation and annuity units
 end of year..............................   1,747,342           -    774,330          -      2,733,609              -
                                            ==========  ==========  =========  =========  =============  =============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Annuity Contracts of
     The Travelers Fund U for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund U for Variable Annuities as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund U for Variable Annuities as of December 31, 1995, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P


Hartford, Connecticut
February 20, 1996

                     This page is intentionally left blank.

                            Independent Accountants

                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut
















This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund U for Variable Annuities or Fund U's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.






VG-FNDU  (Annual)  (12-95)  Printed in U.S.A.